UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

ITEM 1.         REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Short Duration Bond Portfolio

Semi-Annual Report

June 30, 2007

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

MAXIM SERIES FUND, INC.
MAXIM SHORT DURATION BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007
UNAUDITED
ASSETS:
Investments in securities, market value (1)	$34,846,491
Cash	0
Collateral for securities loaned
Interest receivable	253,982
Subscriptions receivable	257,636
Receivable for investments sold	0

Total assets	35,358,109

LIABILITIES:
Due to investment adviser	16,351
Payable upon return of securities loaned	0
Redemptions payable	99,541
Payable to custodian	450,894
Payable for investments purchased	0

Total liabilities	566,786

NET ASSETS	$34,791,323

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$352,978
Additional paid-in capital	34,994,298
Net unrealized depreciation on investments	(270,334)
Undistributed net investment income	35,582
Accumulated net realized loss on investments	(321,201)

NET ASSETS	$34,791,323

NET ASSET VALUE PER OUTSTANDING SHARE	$9.86
(Offering and Redemption Price)
SHARES OF CAPITAL STOCK:
Authorized	200,000,000
Outstanding	3,529,776

(1) Cost of investments in securities:	$35,116,825
See notes to financial statements.

MAXIM SERIES FUND, INC.
MAXIM SHORT DURATION BOND PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2007
UNAUDITED
INVESTMENT INCOME:
Interest	$852,441
Income from securities lending

Total income	852,441

EXPENSES:
Management fees	97,705

NET INVESTMENT INCOME	754,736

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	19,411
Change in net unrealized depreciation on investments	(191,334)

Net realized and unrealized loss on investments	(171,923)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$582,813
See notes to financial statements.

MAXIM SERIES FUND, INC.
MAXIM SHORT DURATION BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2007 AND YEAR ENDED DECEMBER 31, 2006
	2007	2006
	UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$754,736	$1,282,959
Net realized gain on investments	19,411	213,077
Change in net unrealized depreciation on investments	(191,334)	255,506

Net increase in net assets resulting from operations	582,813	1,751,542

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(719,154)	(1,247,907)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	10,136,470	15,583,158
Reinvestment of distributions	719,154	1,247,907
Redemptions of shares	(7,737,276)	(14,693,740)

Net increase in net assets resulting from share transactions	3,118,348	2,137,325

Total increase in net assets	2,982,007	2,640,960

NET ASSETS:
Beginning of period	31,809,316	29,168,356

End of period (1)	$34,791,323	$31,809,316
	0	0
OTHER INFORMATION:
SHARES:
Sold	1,019,767	1,600,336
Issued in reinvestment of distributions	72,811	128,664
Redeemed	(778,794)	(1,508,891)

Net increase	313,784	220,109

(1) Including undistributed net investment income	$35,582	$0
See notes to financial statements.

MAXIM SERIES FUND, INC.
MAXIM SHORT DURATION BOND PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
	Six Months Ended		Year Ended December 31,
	June 30, 2007		2006	2005	2004	2003	2002
	UNAUDITED
Net Asset Value, Beginning of Period	$9.89		$9.74	$10.28	$10.37	$10.39	$10.34

Income from Investment Operations

Net investment income	0.22		0.40	0.80	0.31	0.32	0.10
Net realized and unrealized gain (loss)	(0.04)		0.15	(0.54)	(0.09)	0.01	0.11

Total Income From Investment Operations	0.18		0.55	0.26	0.22	0.33	0.21

Less Distributions
From net investment income	(0.21)		(0.40)	(0.80)	(0.31)	(0.32)	(0.13)
From net realized gains	0.00		0.00	0.00	0.00	(0.03)	(0.03)

Total Distributions	(0.21)		(0.40)	(0.80)	(0.31)	(0.35)	(0.16)

Net Asset Value, End of Period	$9.86		$9.89	$9.74	$10.28	$10.37	$10.39

Total Return	1.85%	w	5.78%	2.62%	2.12%	3.22%	6.16%

Net Assets, End of Period ($000)	$34,791		$31,809	$29,168	$328,660	$248,468	$129,216

Ratio of Expenses to Average Net Assets	0.60%	*	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of Net Investment Income to
Average Net Assets	4.61%	*	4.23%	3.04%	3.09%	3.29%	4.24%

Portfolio Turnover Rate	21.04%	w	77.87%	54.93%	36.78%	93.57%	135.33%
w	Based on operations for the period shown and, accordingly, are not representative of a full year.
* Annualized

See notes to financial statements.

MAXIM SHORT DURATION BOND PORTFOLIO

SCHEDULE OF INVESTMENTS
JUNE 30, 2007
UNAUDITED

BONDS

Par Value ($)	Value ($)

AEROSPACE & DEFENSE --- 0.70%
250,000 United Technologies Corp	243,292
Notes
4.375 May 1, 2010
$243,292

AGENCY --- 27.42%
969,232 Fannie Mae	955,092
5.500 April 1, 2021
983,449 Fannie Mae	974,229
6.000 October 1, 2035
978,259 Fannie Mae	945,243
5.500 December 1, 2035
335,625 Fannie Mae ++	339,578
5.430 March 1, 2034
2,539,803 Fannie Mae ++	2,519,971
5.410 April 1, 2036
848,928 Freddie Mac	857,417
6.500 July 1, 2036
1,187,691 Freddie Mac	1,176,195
5.000 July 1, 2011
914,393 Freddie Mac ++	921,646

5.550 October 1, 2036
870,367 Freddie Mac ++	862,330
5.090 July 1, 2035
$9,551,701

AGENCY ASSET BACKED --- 0.31%
106,970 Fannie Mae ++	107,118
Series 2004-T9 Class A1
5.320 April 25, 2035
$107,118

AGENCY MORTGAGED BACKED --- 16.85%
695,680 Fannie Mae ++	695,684
Series 2004-90 Class F
5.630 November 25, 2034
1,240,262 Freddie Mac	1,204,784
Series R001 Class AE
4.375 April 15, 2015
399,049 Freddie Mac ++	399,604
Series 3032 Class FP
5.630 August 15, 2035
1,439,307 Freddie Mac ++	1,441,278
Series 2637 Class FA
5.740 June 15, 2018
2,060,946 US Department of Veterans Affairs	2,132,026
Series 1996-3 Class 1Z
6.750 September 15, 2026
$5,873,376

BANKS --- 2.80%
250,000 Bank of America Corp	244,138
Senior Unsecured Notes

4.500 August 1, 2010
250,000 Fifth Third Bank	243,120
Notes
4.200 February 23, 2010
250,000 Wachovia Corp	243,137
Notes
4.375 June 1, 2010
250,000 Wells Fargo & Co	244,467
Senior Notes
4.625 August 9, 2010
$974,862

BIOTECHNOLOGY --- 0.69%
250,000 Amgen Inc	241,935
Senior Notes
4.000 November 18, 2009
$241,935

BROADCAST/MEDIA --- 0.69%
250,000 EW Scripps Co	241,305
Senior Notes
4.300 June 30, 2010
$241,305

CHEMICALS --- 2.86%
500,000 Dow Chemical #	480,563
Pass Thru Certificates
4.027 September 30, 2009
500,000 EI du Pont de Nemours & Co	516,462
Notes
6.875 October 15, 2009
$997,025

COMMERCIAL MORTGAGED BACKED --- 14.42%
1,310,246 Banc of America Commercial Mortgage Inc	1,287,710
Series 2003-2 Class A1
3.411 March 11, 2041
2,000,000 Bear Stearns Commercial Mortgage Securities Inc	2,010,291
Series 1998-C1 Class A2
6.440 June 16, 2030
712,469 LB-UBS Commercial Mortgage Trust	703,018
Series 2003-C1 Class A1
2.720 March 15, 2027
1,000,000 Salomon Brothers Mortgage Securities VII	1,024,292
Series 2001-C1 Class A3
6.428 December 18, 2035
$5,025,311

COMPUTER HARDWARE & SYSTEMS --- 1.41%
500,000 International Business Machines Corp	492,156
Notes
4.375 June 1, 2009
$492,156

COMPUTER SOFTWARE & SERVICES --- 0.71%
250,000 Oracle Corp	246,399
Notes
5.000 January 15, 2011
$246,399

ELECTRIC COMPANIES --- 1.43%
250,000 Carolina Power & Light Co	252,050
Senior Notes
5.950 March 1, 2009

250,000 Public Service Electric & Gas Co	245,451
1st Mortgage
4.000 November 1, 2008
$497,501

FINANCIAL SERVICES --- 4.19%
250,000 American General Finance Corp	245,678
Notes
4.875 May 15, 2010
250,000 CIT Group Inc	240,948
Senior Notes
3.375 April 1, 2009
250,000 Caterpillar Financial Services Corp	243,010
Notes
3.450 January 15, 2009
250,000 Citigroup Inc	242,519
Senior Notes
4.125 February 22, 2010
250,000 International Lease Finance Corp	245,088
Unsecured Notes
4.875 September 1, 2010
250,000 JPMorgan Chase & Co	243,192
Notes
4.500 November 15, 2010
$1,460,435

FOOD & BEVERAGES --- 1.40%
250,000 Coca-Cola Enterprises Inc	244,977
Notes
4.375 September 15, 2009
250,000 Wm Wrigley Jr Co	242,477
Senior Unsecured Notes

4.300 July 15, 2010
$487,454

HOUSEHOLD GOODS --- 0.71%
250,000 Stanley Works	247,353
Notes
5.000 March 15, 2010
$247,353

INVESTMENT BANK/BROKERAGE FIRM --- 4.21%
250,000 Bear Stearns Co Inc	241,113
Senior Unsecured Notes
3.250 March 25, 2009
250,000 Credit Suisse First Boston USA Inc	246,219
Notes
4.875 August 15, 2010
250,000 Goldman Sachs Group Inc	243,748
Notes
4.500 June 15, 2010
250,000 Lehman Brothers Holdings Inc	243,032
Notes
4.500 July 26, 2010
250,000 Merrill Lynch & Co Inc	252,236
Global Notes
6.000 February 17, 2009
250,000 Morgan Stanley	242,027
Notes
4.250 May 15, 2010
$1,468,375

OTHER ASSET-BACKED --- 13.81%
1,000,000 Bank of America Credit Card Trust ++	1,000,181

Series 2006-C4 Class C4
5.520 November 15, 2011
1,500,000 GMAC Mortgage Corp Loan Trust [1]	1,499,978
Series 2007-HE2 Class A3
6.193 July 25, 2037
1,000,000 John Deere Owner Trust	999,716
Series 2006-A Class A4
5.390 June 17, 2013
500,000 MBNA Credit Card Master Note Trust	487,967
Series 2005-A6 Class A6
4.500 January 15, 2013
330,000 Residential Funding Mortgage Securities II	325,699
Series 2006-HI5 Class A3
5.500 August 25, 2025
500,000 Residential Funding Mortgage Securities II	497,958
Series 2007-HSA3 Class AI3
6.030 May 25, 2037
$4,811,499

PERSONAL LOANS --- 1.41%
250,000 American Express Credit Corp	247,119
Notes
5.000 December 2, 2010
250,000 HSBC Finance Corp	245,377
Unsecured Bonds
4.750 April 15, 2010
$492,496

RETAIL --- 1.45%
250,000 CVS Caremark Corp	241,959
Notes
4.000 September 15, 2009

250,000 Target Corp	264,735
Notes
7.500 August 15, 2010
$506,694

SUPRANATIONALS --- 1.45%
250,000 European Investment Bank	242,947
Senior Unsubordinated Notes
4.125 September 15, 2010
250,000 Inter-American Development Bank	263,060
Bonds
7.375 January 15, 2010
$506,007

TELEPHONE & TELECOMMUNICATIONS --- 0.70%
250,000 BellSouth Corp	243,486
Notes
4.200 September 15, 2009
$243,486

WHOLE LOAN --- 0.38%
130,767 Merrill Lynch Mortgage Investors Inc	130,711
Series 1998-C2 Class A2
6.390 February 15, 2030
$130,711

TOTAL BONDS --- 100.00%	$34,846,491
(Cost $35,116,825)

TOTAL MAXIM SHORT DURATION BOND PORTFOLIO --- 100%	$34,846,491
(Cost $35,116,825)

Legend

# Securities are registered pursuant to Rule 144A and may be deemed restricted for resale.

++ Represents the current interest rate for variable rate security.

1 Security is fair valued at June 30, 2007.

See Notes to Financial Statements.

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2007 and Year Ended December 31, 2006

Maxim Short Duration Bond Portfolio

MAXIM SERIES FUND, INC.

MAXIM SHORT DURATION BOND PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2007

UNAUDITED

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-one portfolios. Interests in the Maxim Short Duration Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek maximum total return that is consistent with preservation of capital and liquidity. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

Investments in securities of governmental agencies may only be guaranteed by the respective agency’s limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

Restricted Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at June 30, 2007 were $494,752, $480,563 and 1.39%, respectively.

Dividends

Dividends from net investment income of the Portfolio are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

Effective January 2, 2007, the Portfolio adopted FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Portfolio files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.  No federal income tax returns are currently under examination.  The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2002 through December 31, 2006.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 shall be effective for financial statements issued for fiscal years beginning after November 15, 2007. The Portfolio is evaluating the impact that the adoption of FAS 157 will have on its financial position and the results of its operations. As such, any necessary adjustments pursuant to FAS 157 will be reflected on the semi-annual report for the period ending June 30, 2008.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of June 30, 2007, there were thirty-one Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $32,000 for the six months ended June 30, 2007. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES & SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2007, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $7,881,607 and $878,625, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $3,336,429 and $5,911,667, respectively.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2007, the U.S. Federal income tax cost basis was $35,066,162. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $46,499 and gross depreciation of securities in which there was an excess of tax cost over value of $266,170 resulting in net depreciation of $219,671.

5.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to differing treatments regarding recognition of market discount and original issue discount and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year. At December 31, 2006, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $85,583 and $287,823, which expire in the years 2012 and 2013, respectively.

Investment Advisory Agreement Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), approved at a meeting held on April 17, 2007 (the "Meeting"), the continuation of the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and the investment sub-advisory agreements (the "Sub-Advisory Agreements") between MCM and each of the following Sub-Advisers: Alliance Capital Management, L.P.; Ariel Capital Management, LLC; BNY Investment Advisors; Federated Investment Management Company; Franklin Advisers, Inc.; INVESCO Global Asset Management (N.A.), Inc.; Janus Capital Management, LLC; Loomis, Sayles & Company, L.P.; Massachusetts Financial Services Company; T. Rowe Price Associates, Inc.; Trusco Capital Management, Inc., and Western Asset Management Company.

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

In advance of the Meeting, the Independent Directors met separately on March 22, 2007, with independent legal counsel to review and evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements”). The Independent Directors also considered additional information provided in response to their requests made following the March meeting. In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board also noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In their deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information described below, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers. The Board considered, among other things, MCM's and each Sub-Adviser's personnel, experience, resources and performance track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, consulting by the Sub-Advisers as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM's and each Sub-Adviser's reputation for management of their specific investment strategies, and MCM's and each Sub-Adviser's overall financial condition, technical resources, operational capabilities, and compliance policies and procedures. Consideration was given to the fact that at regular Board meetings held throughout the year, the Board meets with representatives of MCM and of the Sub-Advisers to discuss portfolio management strategies, benchmark index tracking for each Index Portfolio, and the performance of each Portfolio. Moreover, the Board considered MCM's and each Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolios and the procedures MCM and each Sub-Adviser use for obtaining best execution for transactions in the Portfolios. Consideration was also given to the Portfolios' turnover rates in relation to the quality of the services provided to the Portfolios. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio. The Board reviewed information regarding the investment performance of each Portfolio as compared against various benchmarks and the performance of similar funds. This information generally included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2006, to the extent applicable, risk-weighted performance measures, and the Portfolios' Morningstar category and overall ratings, except that Morningstar ratings are not provided for the Index and Profile Portfolios. The Board considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and investment styles from within, to the extent applicable, the Portfolio's Morningstar category. In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups. With respect to the Index Portfolios, the Board noted how their performance compared to the benchmarks they are designed to track. The Maxim Ariel Mid-Cap Value Portfolio and Maxim Trusco Small-Cap Growth Portfolio were identified, in particular, as having underperformed, and consideration was given to the actions being taken by MCM and the applicable Sub-Advisers to address this underperformance. The Board was informed that MCM was closely monitoring the performance of these Portfolios. The Board concluded that it was satisfied with the steps being taken to address the underperformance of these Portfolios, and that it was satisfied with the performance of the other Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Advisers from their relationships with the Portfolios. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable. With the exception of the Index and Profile Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range, and that the total annual operating expense ratios of the Portfolios (other than the Index and Profile Portfolios) were within the range of annual expense ratios of similar funds, and that the Portfolios' expense ratios were generally near or lower than the median expense ratio for the applicable Morningstar fund category. With respect to the Index and Profile Portfolios, the Board noted that the Portfolios' management fees and total annual operating expense ratios were on the higher end, but within the range of similar funds. With respect to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations, since none of the Sub-Advisers is an affiliate of MCM.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers. The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Portfolios brokerage. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company ("GWL&A"), and the benefits derived or to be derived by GWL&A from such investments. The Board concluded that the Portfolios’ management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.         CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.          DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.          PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.          PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	August 27, 2007

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:	August 27, 2007